GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of carrying amount of goodwill

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2011	—	34,765	134,873	28,366,772	28,536,410
Goodwill acquired during the period	—	—	—	18,196,620	18,196,620
Exchange difference due to translation	—	66	6,560	1,872,831	1,879,457

Gross goodwill carrying amount	—	34,831	141,433	48,436,223	48,612,487
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2011	—	34,831	141,433	48,436,223	48,612,487

Gross balance as of December 31, 2011	—	34,831	141,433	48,436,223	48,612,487
Exchange difference due to translation		69	1,448	496,017	497,534

Gross goodwill carrying amount		34,900	142,881	48,932,240	49,110,021
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2012	—	34,900	142,881	48,932,240	49,110,021